Shareholder Report, Holdings (Details)	Apr. 30, 2026
Applied Finance Dividend Fund - Institutional Class | Federated Treasury Obligations Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.37%
Applied Finance Dividend Fund - Institutional Class | Cisco Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.24%
Applied Finance Dividend Fund - Institutional Class | Marathon Petroleum Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.16%
Applied Finance Dividend Fund - Institutional Class | Target Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%
Applied Finance Dividend Fund - Institutional Class | State Street Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.96%
Applied Finance Dividend Fund - Institutional Class | Omega Healthcare Investors, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.91%
Applied Finance Dividend Fund - Institutional Class | Hasbro, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%
Applied Finance Dividend Fund - Institutional Class | Eaton Corp. plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%
Applied Finance Dividend Fund - Institutional Class | Chevron Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.83%
Applied Finance Dividend Fund - Institutional Class | The PNC Financial Services Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.81%
Applied Finance Dividend Fund - Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Applied Finance Dividend Fund - Institutional Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.73%
Applied Finance Dividend Fund - Institutional Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.84%
Applied Finance Dividend Fund - Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.99%
Applied Finance Dividend Fund - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.28%
Applied Finance Dividend Fund - Institutional Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.03%
Applied Finance Dividend Fund - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.73%
Applied Finance Dividend Fund - Institutional Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.59%
Applied Finance Dividend Fund - Institutional Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.39%
Applied Finance Dividend Fund - Institutional Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.91%
Applied Finance Dividend Fund - Institutional Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Applied Finance Dividend Fund - Institutional Class | Money Market Fund Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.37%
Applied Finance Dividend Fund - Investor Class | Federated Treasury Obligations Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.37%
Applied Finance Dividend Fund - Investor Class | Cisco Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.24%
Applied Finance Dividend Fund - Investor Class | Marathon Petroleum Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.16%
Applied Finance Dividend Fund - Investor Class | Target Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%
Applied Finance Dividend Fund - Investor Class | State Street Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.96%
Applied Finance Dividend Fund - Investor Class | Omega Healthcare Investors, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.91%
Applied Finance Dividend Fund - Investor Class | Hasbro, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%
Applied Finance Dividend Fund - Investor Class | Eaton Corp. plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%
Applied Finance Dividend Fund - Investor Class | Chevron Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.83%
Applied Finance Dividend Fund - Investor Class | The PNC Financial Services Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.81%
Applied Finance Dividend Fund - Investor Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Applied Finance Dividend Fund - Investor Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.73%
Applied Finance Dividend Fund - Investor Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.84%
Applied Finance Dividend Fund - Investor Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.99%
Applied Finance Dividend Fund - Investor Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.28%
Applied Finance Dividend Fund - Investor Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.03%
Applied Finance Dividend Fund - Investor Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.73%
Applied Finance Dividend Fund - Investor Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.59%
Applied Finance Dividend Fund - Investor Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.39%
Applied Finance Dividend Fund - Investor Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.91%
Applied Finance Dividend Fund - Investor Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Applied Finance Dividend Fund - Investor Class | Money Market Fund Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.37%
Applied Finance Explorer Fund - Institutional Class | Comfort Systems USA, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.44%
Applied Finance Explorer Fund - Institutional Class | Sterling Infrastructure, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.96%
Applied Finance Explorer Fund - Institutional Class | Par Pacific Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.31%
Applied Finance Explorer Fund - Institutional Class | Dana, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.26%
Applied Finance Explorer Fund - Institutional Class | Adeia, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.23%
Applied Finance Explorer Fund - Institutional Class | International Seaways, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.19%
Applied Finance Explorer Fund - Institutional Class | Enova International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.19%
Applied Finance Explorer Fund - Institutional Class | Element Solutions, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.19%
Applied Finance Explorer Fund - Institutional Class | Perimeter Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.16%
Applied Finance Explorer Fund - Institutional Class | United Therapeutics Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.05%
Applied Finance Explorer Fund - Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.82%
Applied Finance Explorer Fund - Institutional Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.43%
Applied Finance Explorer Fund - Institutional Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.01%
Applied Finance Explorer Fund - Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.88%
Applied Finance Explorer Fund - Institutional Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.12%
Applied Finance Explorer Fund - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.52%
Applied Finance Explorer Fund - Institutional Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.58%
Applied Finance Explorer Fund - Institutional Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.94%
Applied Finance Explorer Fund - Institutional Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.09%
Applied Finance Explorer Fund - Institutional Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.66%
Applied Finance Explorer Fund - Institutional Class | Money Market Fund Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.08%
Applied Finance Explorer Fund - Institutional Class | Financials - Bank Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.98%
Applied Finance Explorer Fund - Institutional Class | Financials - Non-Banks Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.64%
Applied Finance Explorer Fund - Institutional Class | Mid Cap Funds Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.37%
Applied Finance Explorer Fund - Investor Class | Comfort Systems USA, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.44%
Applied Finance Explorer Fund - Investor Class | Sterling Infrastructure, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.96%
Applied Finance Explorer Fund - Investor Class | Par Pacific Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.31%
Applied Finance Explorer Fund - Investor Class | Dana, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.26%
Applied Finance Explorer Fund - Investor Class | Adeia, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.23%
Applied Finance Explorer Fund - Investor Class | International Seaways, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.19%
Applied Finance Explorer Fund - Investor Class | Enova International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.19%
Applied Finance Explorer Fund - Investor Class | Element Solutions, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.19%
Applied Finance Explorer Fund - Investor Class | Perimeter Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.16%
Applied Finance Explorer Fund - Investor Class | United Therapeutics Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.05%
Applied Finance Explorer Fund - Investor Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.82%
Applied Finance Explorer Fund - Investor Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.43%
Applied Finance Explorer Fund - Investor Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.01%
Applied Finance Explorer Fund - Investor Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.88%
Applied Finance Explorer Fund - Investor Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.12%
Applied Finance Explorer Fund - Investor Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.52%
Applied Finance Explorer Fund - Investor Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.58%
Applied Finance Explorer Fund - Investor Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.94%
Applied Finance Explorer Fund - Investor Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.09%
Applied Finance Explorer Fund - Investor Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.66%
Applied Finance Explorer Fund - Investor Class | Money Market Fund Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.08%
Applied Finance Explorer Fund - Investor Class | Financials - Bank Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.98%
Applied Finance Explorer Fund - Investor Class | Financials - Non-Banks Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.64%
Applied Finance Explorer Fund - Investor Class | Mid Cap Funds Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.37%
Applied Finance Select Fund - Institutional Class | Cisco Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.59%
Applied Finance Select Fund - Institutional Class | Alphabet, Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.88%
Applied Finance Select Fund - Institutional Class | Applied Materials, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.79%
Applied Finance Select Fund - Institutional Class | KLA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.71%
Applied Finance Select Fund - Institutional Class | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.55%
Applied Finance Select Fund - Institutional Class | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.76%
Applied Finance Select Fund - Institutional Class | META Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%
Applied Finance Select Fund - Institutional Class | Oracle Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.64%
Applied Finance Select Fund - Institutional Class | HP, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.59%
Applied Finance Select Fund - Institutional Class | International Business Machines Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.56%
Applied Finance Select Fund - Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.58%
Applied Finance Select Fund - Institutional Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Applied Finance Select Fund - Institutional Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Applied Finance Select Fund - Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.74%
Applied Finance Select Fund - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Applied Finance Select Fund - Institutional Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.95%
Applied Finance Select Fund - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.94%
Applied Finance Select Fund - Institutional Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Applied Finance Select Fund - Institutional Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.64%
Applied Finance Select Fund - Institutional Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.28%
Applied Finance Select Fund - Institutional Class | Money Market Fund Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.04%
Applied Finance Select Fund - Institutional Class | Information Technology - Hardware Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.22%
Applied Finance Select Fund - Institutional Class | Information Technology - Software & Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.46%
Applied Finance Select Fund - Institutional Class | International Large Cap Funds Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.33%
Applied Finance Select Fund - Investor Class | Cisco Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.59%
Applied Finance Select Fund - Investor Class | Alphabet, Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.88%
Applied Finance Select Fund - Investor Class | Applied Materials, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.79%
Applied Finance Select Fund - Investor Class | KLA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.71%
Applied Finance Select Fund - Investor Class | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.55%
Applied Finance Select Fund - Investor Class | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.76%
Applied Finance Select Fund - Investor Class | META Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%
Applied Finance Select Fund - Investor Class | Oracle Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.64%
Applied Finance Select Fund - Investor Class | HP, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.59%
Applied Finance Select Fund - Investor Class | International Business Machines Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.56%
Applied Finance Select Fund - Investor Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.58%
Applied Finance Select Fund - Investor Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Applied Finance Select Fund - Investor Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Applied Finance Select Fund - Investor Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.74%
Applied Finance Select Fund - Investor Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Applied Finance Select Fund - Investor Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.95%
Applied Finance Select Fund - Investor Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.94%
Applied Finance Select Fund - Investor Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Applied Finance Select Fund - Investor Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.64%
Applied Finance Select Fund - Investor Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.28%
Applied Finance Select Fund - Investor Class | Money Market Fund Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.04%
Applied Finance Select Fund - Investor Class | Information Technology - Hardware Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.22%
Applied Finance Select Fund - Investor Class | Information Technology - Software & Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.46%
Applied Finance Select Fund - Investor Class | International Large Cap Funds Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.33%